Financial assets and liabilities (Details 8) - ARS ($)	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Other Financial Assets	$ 41,745,569,000	$ 38,646,568,000
Other Non-current Financial Assets	1,166,408,000	67,937,000
Financial assets at amortized cost	67,937	67,937
TSM
Statement [Line Items]
Other Non-current Financial Assets	43,528,000	43,528
TMB
Statement [Line Items]
Other Non-current Financial Assets	24,409,000	24,409
Financial Assets at Fair Value Through Profit or Loss | Interest rate swap
Statement [Line Items]
Other Financial Assets	422,214,000	0
Other Non-current Financial Assets	939,007,000	0
Financial Assets at Fair Value Through Profit or Loss | Public debt securities issued by National Government
Statement [Line Items]
Other Financial Assets	34,815,130,000	18,429,760,000
Financial Assets at Fair Value Through Profit or Loss | Total
Statement [Line Items]
Other Non-current Financial Assets	1,098,471,000	0
Financial Assets at Fair Value Through Profit or Loss | Mutual Funds
Statement [Line Items]
Other Financial Assets	5,981,519,000	1,659,050,000
Other Non-current Financial Assets	159,464,000	0
Financial Assets at Fair Value Through Profit or Loss | Public Debt Securities
Statement [Line Items]
Other Financial Assets	35,000	17,065,124,000
Financial Assets at Fair Value Through Profit or Loss | Stocks and corporate bonds
Statement [Line Items]
Other Financial Assets	$ 526,671,000	$ 1,492,634,000